CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance (in dollars)	$ 448	$ 486
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000	5,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	42,857	42,857
Common stock, shares issued	14,850	14,289
Common Stock, Shares, Outstanding	14,850	14,289